Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	12 Months Ended
Dec. 31, 2017
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Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets

33. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS

The following transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

a) Assets charged as security for liabilities

The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet in accordance with IFRS.

	2017 £m	2016 £m
On-balance sheet:
Treasury bills and other eligible securities	12,576	6,491
Cash	3,658	4,123
Loans and advances to customers – securitisations and covered bonds (See Note 16)	35,421	40,230
Loans and advances to customers	15,047	10,601
Debt securities	130	755
Equity securities	8,629	5,637
Total on-balance sheet	75,461	67,837
Off-balance sheet:
Treasury bills and other eligible securities	30,220	15,013
Debt securities	850	331
Equity securities	1,943	1,557
Total off-balance sheet	33,013	16,901

The Santander UK group provides assets as collateral in the following areas of the business.

Sale and repurchase agreements

Subsidiaries of the Company enter into sale and repurchase agreements and similar transactions of equity and debt securities, which are accounted for as secured borrowings. Upon entering into such transactions, the subsidiaries provide collateral in excess of the borrowed amount. The carrying amount of assets that were so provided at 31 December 2017 was £34,310m (2016: £17,359m), of which £2,931m (2016: £4,949m) was classified within ‘Loans and advances to customers – securitisations and covered bonds’ in the table above.

Securitisations and covered bonds

As described in Note 16, Santander UK plc and certain of its subsidiaries enter into securitisation transactions whereby portfolios of residential mortgage loans and other loans are purchased by or assigned to structured securitisation companies, and have been funded through the issue of mortgage-backed securities and other asset–backed securities. Holders of the securities are only entitled to obtain payments of principal and interest to the extent that the resources of the securitisation companies are sufficient to support such payments and the holders of the securities have agreed in writing not to seek recourse in any other form. At 31 December 2017, £1,091m (2016: £363m) of loans were so assigned by the Santander UK group. Santander UK plc also has a covered bond programme, whereby securities are issued to investors and are secured by a pool of residential mortgages. At 31 December 2017, the pool of residential mortgages for the covered bond programme was £19,772m (2016: £20,263m). At 31 December 2017, total notes issued externally from secured programmes (securitisations and covered bonds) decreased to £19,907m (2016: £24,134m), including gross issuance of £3,980m (2016: £2,771m) and redemptions of £10,030m (2016: £6,844m). At 31 December 2017, a total of £4,359m (2016: £4,998m) of notes issued under securitisation and covered bond programmes had also been retained internally, a proportion of which had been used as collateral for raising funds via third party bilateral secured funding transactions, which totalled £1,834m at 31 December 2017 (2016: £2,764m), or for creating collateral which could in the future be used for liquidity purposes.

Stock borrowing and lending agreements

Asset balances under stock borrowing and lending agreements represent stock lent by the Santander UK group. These balances amounted to £38,016m at 31 December 2017 (2016: £27,975m) and are offset by contractual commitments to return stock borrowed or cash received.

Derivatives business

In addition to the arrangements described, collateral is also provided in the normal course of derivative business to counterparties. At 31 December 2017, £3,658m (2016: £3,523m) of such collateral in the form of cash had been provided by the Santander UK group and is included in the table.

b) Collateral accepted as security for assets

The collateral held as security for assets below are analysed between those liabilities accounted for on the balance sheet and off-balance sheet in accordance with IFRS.

	2017 £m	2016 £m
On-balance sheet:
Trading liabilities	1,911	3,535
Deposits by banks	1,760	785
Deposits by customers	8	–
Total on-balance sheet	3,679	4,320
Off-balance sheet:
Trading liabilities	36,230	26,980
Deposits by banks	2,425	1,167
Total off-balance sheet	38,655	28,147

Purchase and resale agreements

Subsidiaries of the Company also enter into purchase and resale agreements and similar transactions of equity and debt securities, which are accounted for as collateralised loans. Upon entering into such transactions, the subsidiaries receive collateral in excess of the loan amount. The level of collateral held is monitored daily and if required, further calls are made to ensure the market values of collateral remains at least equal to the loan balance. The subsidiaries are permitted to sell or repledge the collateral held in the absence of default. At 31 December 2017, the fair value of such collateral received was £16,356m (2016: £15,483m). Of the collateral received, almost all was sold or repledged. The subsidiaries have an obligation to return collateral that they have sold or pledged.

Stock borrowing and lending agreements

Obligations under stock borrowing and lending agreements represent contractual commitments to return stock borrowed. These obligations totalled £22,299m at 31 December 2017 (2016: £12,664m) and are offset by a contractual right to receive stock lent by the Santander UK group.

Derivatives business

In addition to the arrangements described, collateral is also received from counterparties in the normal course of derivative business. At 31 December 2017, £3,679m (2016: £4,320m) of such collateral in the form of cash had been received by the Santander UK group and is included in the table.

Lending activities

In addition to the collateral held as security for assets, the Santander UK group may obtain a charge over a customer’s property in connection with its lending activities. Details of these arrangements are set out in the ‘Credit risk’ section of the Risk review.